Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2019	$(7,356)
2020	(1,193)
2021	-
2022	-
2023	(366)
2024	(226)
Total	$(9,141)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2017	December 31, 2018
Hires collected in advance	$5,589	$4,475
Deferred gain, net	4,158	3,557
Charter revenue resulting from varying charter rates	16,620	9,141
Total	$26,367	$17,173
Less current portion	(15,310)	(12,432)
Non-current portion	$11,057	$4,741